Transfers of Financial Assets	12 Months Ended
Oct. 31, 2025
Transfers of Financial Assets [Abstract]
Transfers of Financial Assets
NOTE 9: TRANSFERS OF FINANCIAL

ASSETS
LOAN SECURITIZATIONS
The Bank securitizes loans through structured

entity or non-structured entity third parties.

Most loan securitizations do not qualify for

derecognition since in most
circumstances, the Bank continues to be exposed

to substantially all of the prepayment, interest

rate, and/or credit risk associated with

the securitized financial
assets and has not transferred substantially

all of the risk and rewards of ownership

of the securitized assets. Where loans do not

qualify for derecognition, they
are not derecognized from the Bank’s Consolidated

Balance Sheet, retained interests are not

recognized, and a securitization liability is recognized

for the cash
proceeds received. Certain transaction costs

incurred are also capitalized and amortized

using EIRM.
The Bank securitizes insured residential

mortgages under the National Housing Act

Mortgage-Backed Securities (NHA

MBS) program sponsored by the
Canada Mortgage and Housing Corporation

(CMHC). The MBS that are created through

the NHA MBS program are sold to the

Canada Housing Trust (CHT) as
part of the CMB program,

sold to third-party investors,

or are held by the Bank. The CHT issues

CMB to third-party investors and uses resulting

proceeds to
purchase NHA MBS from the Bank and other

mortgage issuers in the Canadian market. Assets

purchased by the CHT are commingled

in a single trust from which
CMB are issued. The Bank continues to be exposed

to substantially all of the risks of the underlying

mortgages, through the retention of a seller

swap which
transfers principal and interest payment

risk on the NHA MBS back to the Bank

in return for coupon paid on the CMB

issuance and as such, the sales do not
qualify for derecognition.
The Bank securitizes U.S. originated residential

mortgages with U.S. government agencies

which qualify for derecognition from the Bank’s Consolidated
Balance Sheet. As part of the securitization,

the Bank retains the right to service the

transferred mortgage loans. The MBS

that are created through the
securitization are typically sold to third-party

investors.
The Bank also securitizes business and government

loans to entities which may be structured

entities. These securitizations may give

rise to derecognition of
the financial assets depending on the individual

arrangement of each transaction.
In addition, the Bank transfers credit card receivables

to structured entities that the Bank consolidates.

Refer to Note 10 for further details.
The following table summarizes the securitized

asset types that did not qualify for derecognition,

along with their associated

securitization liabilities as at
October 31, 2025

and October 31, 2024.
Financial Assets Not Qualifying for Derecognition

Treatment as Part of the Bank’s Securitization Programs
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Fair Carrying Fair Carrying
value amount value amount
Nature of transaction
Securitization of residential mortgage loans $ 38,674 $ 38,704 $ 30,543 $ 30,787
Other financial assets transferred related

to securitization
1
1,968 1,966 2,623 2,619
Total

40,642 40,670 33,166 33,406
Associated liabilities 2 $ 40,088 $ 40,124 $ 32,442 $ 32,684
1

Includes asset-backed securities, asset-backed commercial paper (ABCP),

cash, repurchase agreements, and Government of Canada securities used to fulfil funding requirements of the
Bank’s securitization structures after the initial securitization of mortgage loans.
2

Includes securitization liabilities carried at amortized cost of $ 15 billion as at October 31, 2025 (October 31, 2024 – $
12

billion), and securitization liabilities carried at fair value of
$ 25

billion as at October 31, 2025 (October 31, 2024 – $
20

billion).
Other Financial Assets Not Qualifying for

Derecognition
The Bank enters into certain transactions

where it transfers previously recognized commodities

and financial assets, such as debt and equity

securities, but retains
substantially all of the risks and rewards of

those assets. These transferred assets are

not derecognized and the transfers are accounted

for as financing
transactions. The most common transactions

of this nature are repurchase agreements

and securities lending agreements, in which

the Bank retains substantially
all of the associated credit, price, interest rate,

and foreign exchange risks and rewards

associated with the assets.
The following table summarizes the carrying

amount of financial assets and the associated

transactions that did not qualify for derecognition,

as well as their
associated financial liabilities as at October

31, 2025 and October 31, 2024.
Other Financial Assets Not Qualifying for

Derecognition
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
Carrying amount of assets
Nature of transaction
Repurchase agreements
1,2
$ 36,074 $ 40,725
Securities lending agreements 56,316 52,781
Total

92,390

93,506
Carrying amount of associated liabilities 2 $ 35,364 $ 40,450
Includes $ 2.1

billion, as at October 31, 2025 (October 31, 2024 – $
2.8

billion) of assets related to repurchase agreements or swaps that are collateralized by physical precious metals.
2
Associated liabilities are all related to repurchase agreements.
TRANSFERS OF FINANCIAL ASSETS QUALIFYING

FOR DERECOGNITION
Transferred financial assets that are derecognized

in their entirety where the Bank has a

continuing involvement
Continuing involvement may arise if the Bank

retains any contractual rights or obligations

subsequent to the transfer of financial assets.

Certain business and
government loans securitized by the Bank are

derecognized from the Bank’s Consolidated Balance

Sheet. In instances where the Bank fully derecognizes
business and government loans, the Bank

may be exposed to the risks of transferred loans

through a retained interest. As at October

31, 2025, the fair value of
retained interests was $ 1

million (October 31, 2024 – $
1

million). A gain or loss on sale of the loans

is recognized immediately in other income

(loss) after
considering the effect of hedge accounting on

the assets sold, if applicable. The amount

of the gain or loss recognized depends on

the previous carrying values of
the loans involved in the transfer, allocated between the assets sold and the retained interests based on their

relative fair values at the date of transfer.
Certain portfolios of U.S. residential mortgages

originated by the Bank are sold and derecognized

from the Bank’s Consolidated

Balance Sheet. In certain
instances, the Bank has a continuing involvement

to service those loans. As at October 31, 2025,

the carrying value of these servicing

rights was $
75

million
(October 31, 2024 – $ 81

million) and the fair value was $
139

million (October 31, 2024 – $
133

million). A gain or loss on sale of the loans

is recognized
immediately in other income (loss). The gain

(loss) on sale of the loans for the year ended

October 31, 2025 was ($
25 ) million (October 31, 2024 – ($ 3 ) million).